Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income (loss), tax:
Change in fair value of derivative instruments, related taxes	$ 1,320	$ 476